Basis of Preparation - Summary of Preparation of Financial Statements (Details)	12 Months Ended
Dec. 31, 2022
Deferred Tax Assets
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Description of nature of assets with significant risk of material adjustments within next financial year	As the income taxes on the Group’s taxable income is calculated by applying the tax laws of various countries and the decisions of tax authorities, there is uncertainty in calculating the final tax effect.
Fair value of financial instruments
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Description of nature of assets with significant risk of material adjustments within next financial year	The fair value of financial instruments where no active market exists or where quoted prices are not otherwise available is determined by using valuation techniques. Financial instruments, which are not actively traded in the market and those with less transparent market prices, will have less objective fair values and require broad judgment on liquidity, concentration, uncertainty in market factors, assumptions in fair value determination, and other risks. As described in the significant accounting policies in Note 3.3 Recognition and Measurement of Financial Instruments, diverse valuation techniques are used to determine the fair value of financial instruments, from generally accepted market valuation models to internally developed valuation models that incorporate various types of assumptions and variables.
Allowances and provisions for credit losses
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Description of nature of liabilities with significant risk of material adjustments within next financial year	The Group recognizes and measures allowances for credit losses of debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, and lease receivables. Also, the Group recognizes and measures provisions for credit losses of acceptances and guarantees, and unused loan commitments. Accuracy of allowances and provisions for credit losses is dependent upon estimation of expected cash flows of the borrower subject to individual assessment of impairment, and upon assumptions and variables of model used in collective assessment of impairment and estimation of provisions for credit losses of acceptances and guarantees, and unused loan commitments.
Net defined benefit liability
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Description of nature of liabilities with significant risk of material adjustments within next financial year	The present value of the net defined benefit assets(liabilities) is affected by changes in the various factors determined by the actuarial method.
Goodwill
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Description of nature of assets with significant risk of material adjustments within next financial year	The recoverable amounts of cash-generating units are determined based on value-in-use calculations to test whether impairment of goodwill has occurred.
Estimated claims for Incurred But Not Reported ("IBNR")
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Description of nature of liabilities with significant risk of material adjustments within next financial year	An amount of IBNR is the total sum of estimated insurance claims that shall be paid for accidents that occurred but have not been reported to the Group and estimated insurance claims that shall be additionally paid upon resumption of payment claims. The Group calculates IBNR by applying statistical methods in risk units prescribed in Detailed Regulations on Supervision of Insurance Business, and records IBNR in reserve for outstanding claims of insurance liability. IBNR based on statistical methods requires significant accounting estimates in determining the application methodology for each accident year (PLDM, ILDM, BFM, and others) and determining the loss development factor.